INCOME TAX EXPENSE (Tables)	12 Months Ended
Dec. 31, 2020
INCOME TAX EXPENSE
Schedule of major components of income tax expense

(a)	The income tax provision differs from the amount that would result from applying the Canadian federal and provincial tax rate to income before taxes. These differences result from the following items:

	2020	2019

Accounting loss before tax from continued operations	$(44,087)	$(6,890)
Profit (loss) before tax from discontinued operations	7,550	(1,216)
Consolidated net loss before tax	36,537	(8,106)
Federal and provincial income tax rate of 27% (2019 – 27%)	(9,864)	(2,186)

Non-deductible permanent differences	664	977
Differences in foreign exchange rates	—	41
Effect of difference in tax rates	6	—
Change in deferred tax asset not recognized	5,271	1,568
Flow-through share renunciation	321	442
Non-taxable accounting gain on sale of subsidiaries	(1,832)	—
Deferred tax expense on discontinued operations	(214)	(11)
Change in estimate	191	(43)
Other	(60)	21
	(5,517)	809

Income tax provision	$(5,517)	$809

Schedule of movement in deferred tax assets and liabilities

The movement in deferred tax assets and liabilities during the year by type of temporary difference, without taking into consideration the offsetting balances within the same tax jurisdiction, is as follows:

	Mineral
	Property		Plant and
Deferred tax liabilities	Interest	Inventories	Equipment	Other	Total

December 31, 2018	$(7,919)	$(113)	$(2,062)	$(6,284)	$(16,378)
(Charged) credit to the income statement	(2,117)	—	(32)	(1,726)	(3,875)
Charged to OCI	—	—	—	(2)	(2)

December 31, 2019	$(10,036)	$(113)	$(2,094)	$(8,012)	$(20,255)
(Charged) credited to the income statement	1,212	(114)	(83)	789	1,804
Charged to OCI	—	—	—	(379)	(379)

December 31, 2020	$(8,824)	$(227)	$(2,177)	$(7,602)	$(18,830)

	Mineral	Loss		Decommissioning
	Property	Carry	Plant and	and Rehabilitation
Deferred tax assets	Interest	Forward	Equipment	Provision	Other	Total

December 31, 2018	$4,471	$7,265	$72	$1,427	$49	$13,284
Credited (charged) to the income statement	697	1,298	(20)	247	28	2,250

December 31, 2019	$5,168	$8,563	$52	$1,674	$77	$15,534
Credited (charged) to the income statement	(1,078)	4,150	(10)	33	201	3,296

December 31, 2020	$4,090	$12,713	$42	$1,707	$278	$18,830

Net deferred tax liabilities

December 31, 2019	$(4,725)
Charged to the income statement	5,104
Charged to OCI	(379)
December 31, 2020	$—

Schedule of unrecognized tax attributes
(a)

As at December 31, 2020, the Corporation has unrecognized potential tax assets, noted below, that are available to offset future taxable income. The Corporation has not recognized the deferred tax asset on these temporary differences because they relate to entities within the group that have a history of losses and there is not yet adequately convincing evidence that these entities will generate sufficient future taxable income to enable offset.

Tax loss carry forwards	$52,661
Mineral property interest	11,636
Other	8,656
$72,953

Schedule of non-capital losses for income tax purposes
(a)

As at December 31, 2020, the Corporation has available non-capital losses for income tax purposes in Canada which are available to be carried forward to reduce taxable income in future years and for which no deferred income tax asset has been recognized, and which expire as follows:

Total

2033	$1,406
2034	5,618
2035	6,685
2036	6,595
2037	6,568
2038	5,950
2039	6,925
2040	12,914
$52,661